Operating Lease Assets (Details) - Schedule of the maturities of the company’s operating lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of the maturities of the company’s operating lease liabilities [Abstract]
2021	$ 141
2022	146
2023	151
Total	438
Imputed interest	(62)
Total	$ 376